Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Equity component of convertible unsecured senior notes	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Beginning balance at Nov. 30, 2017	$ 33,448	$ 281,743		$ 12,389	$ (260,604)	$ (80)
Beginning balance, Shares at Nov. 30, 2017		74,962,050
Total comprehensive loss
Net loss	(4,700)				(4,700)
Other comprehensive income
Net change in fair value of FVOCI-financial assets, net of tax	(15)					(15)
Total comprehensive loss	(4,715)				(4,700)	(15)
Transactions with owners, recorded directly in equity
Recognition of previously unrecognized tax assets from item originally recorded in equity	338				338
Equity component of convertible unsecured senior notes, net of income taxes of $1,607	4,457		$ 4,457
Share-based compensation plan
Share-based compensation for stock option plan	851			851
Exercise of stock options
Monetary consideration	538	$ 538
Monetary consideration Shares		412,734
Attributed value		$ 426		(426)
Exercise of broker options	95	$ 121		(26)
Exercise of broker options shares		39,390
Issuance of common shares – TaiMed		$ 4,000		(4,000)
Issuance of common shares – TaiMed Shares		1,463,505
Total contributions by owners	6,279	$ 5,085	4,457	(3,601)	338
Total contributions by owners shares		1,915,629
Ending Balance at Nov. 30, 2018	35,012	$ 286,828	4,457	8,788	(264,966)	(95)
Ending Balance, Shares at Nov. 30, 2018		76,877,679
Total comprehensive loss
Net loss	(12,496)				(12,496)
Other comprehensive income
Net change in fair value of FVOCI-financial assets, net of tax	83					83
Exchange differences on translation of foreign operations	33					33
Total comprehensive loss	(12,380)				(12,496)	116
Transactions with owners, recorded directly in equity
Issuance of common shares of Katana	$ 5	$ 5
Issuance of common shares of Katana shares	900
Share-based contingent consideration	$ 1,028			1,028
Share-based compensation plan
Share-based compensation for stock option plan	1,059			1,059
Exercise of stock options
Monetary consideration	110	$ 110
Monetary consideration Shares		74,832
Attributed value		$ 92		(92)
Total contributions by owners	2,202	$ 207		1,995
Total contributions by owners shares		75,732
Ending Balance at Nov. 30, 2019	$ 24,834	$ 287,035	$ 4,457	$ 10,783	$ (277,462)	$ 21
Ending Balance, Shares at Nov. 30, 2019		76,953,411